PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
8.	PROPERTY AND EQUIPMENT

	December 31,
	2017	2018
	RMB	RMB

Office and other equipment	19,997,272	23,774,820
Leasehold improvements	21,147,511	25,062,449
Motor vehicles	1,717,658	1,655,768
Less: accumulated depreciation	(20,394,541)	(31,326,808)

Total	22,467,900	19,166,229

Total depreciation expense for the years ended December 31, 2018 and 2017 was RMB12,985,972 and RMB10,778,542, respectively, of which was recorded in other expenses in each year.